Investment In Properties (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Apr. 30, 2011	Feb. 28, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Number of operating properties			409
Proceeds from dispositions of real estate investments, net			$ 106,455,000	$ 19,391,000	$ 29,008,000
Impairments			(8,207,000)
Total investment in properties			3,161,063,000	3,037,436,000
Aggregate value of assets acquired			196,900,000	106,800,000
Aggregate value of assets acquired attributable to non-controlling interests			9,800,000	14,000,000
Aggregate amortization expense for intangible lease assets			11,400,000	11,000,000	17,000,000
Number of real estate properties damaged		1
Initial payment received from tenant for damages	5,000,000
Repairing costs for damages	5,100,000
Losses incurred for damages occurred	3,800,000
Casualty gain on sale of property damaged			1,300,000
2011 Disposition Activity [Member]
Business Acquisition [Line Items]
Number of operating properties sold			16
Proceeds from dispositions of real estate investments, net			108,300,000
Impairments			7,800,000
Gain on sale of property			12,000,000
2010 Disposition Activity [Member]
Business Acquisition [Line Items]
Area of industrial buildings				500,000
Number of operating properties sold				8
Proceeds from dispositions of real estate investments, net				21,600,000
Impairments				3,500,000
Gain on sale of property				2,100,000
2011 Development Activity [Member]
Business Acquisition [Line Items]
Area of land			102.2
Acquisition of land parcels			5
Purchase price for acquired land			25,700,000
2011 Development Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Total cost for construction			9,600,000
2010 Development Activity [Member] | 8th And Vineyard [Member]
Business Acquisition [Line Items]
Area of land				19.3
Purchase price for acquired land				4,700,000
Cincinnati Market [Member] | 2011 Disposition Activity [Member]
Business Acquisition [Line Items]
Area of industrial buildings			2,700,000
Baltimore/Washington D.C. Markets [Member] | 2011 Development Activity [Member]
Business Acquisition [Line Items]
Number of operating properties			2
Baltimore/Washington D.C. Markets [Member] | 2011 Development Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Area of industrial buildings			200,000
Houston Markets [Member] | 2011 Development Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Area of industrial buildings			300,000
2011 Acquisition Activity [Member]
Business Acquisition [Line Items]
Number of operating properties			24
Total investment in properties			187,100,000
2011 Acquisition Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Area of industrial buildings			2,800,000
Real estate acquisition related costs			1,900,000
2010 Acquisition Activity [Member]
Business Acquisition [Line Items]
Number of operating properties				10
Tangible real estate				92,800,000
2010 Acquisition Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Area of industrial buildings				1,000,000
Real estate acquisition related costs				$ 1,200,000
Controlling Ownership Interests Acquisition Activity [Member]
Business Acquisition [Line Items]
Area of industrial buildings			400,000
Number of operating properties			3	2
Controlling Ownership Interests Acquisition Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Area of industrial buildings				500,000